Stockholder's Equity (Details) - USD ($)		6 Months Ended		10 Months Ended	12 Months Ended
	Aug. 19, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 01, 2013
Stockholder's Equity (Details) [Line Items]
Proceeds from Issuance of Common Stock		$ 66,317	$ 184,113		$ 377,081	$ 468,518
Payments of Stock Issuance Costs					752,212
Stock Issued During Period, Value, New Issues					377,081	469,118
Payment of Financing and Stock Issuance Costs		0	0		28,000	39,733
Interest Paid		$ 29,707	$ 13,845		$ 33,638	$ 4,923
Stock Issued During Period, Shares, Issued for Services	1,100,000
Stock Issued During Period, Value, Issued for Services	$ 220,000
Common Stock, Shares, Outstanding		24,997,530		17,768,574	23,695,680	17,768,574
Legal Fees [Member]
Stockholder's Equity (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services						50,000
Stock Issued for Cash [Member]
Stockholder's Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		1,311,850
Proceeds from Issuance of Common Stock		$ 292,295
Payments of Stock Issuance Costs		$ 162,265
Third European Private Placement [Member]
Stockholder's Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				9,043,773	4,770,534
Proceeds from Issuance of Common Stock					$ 377,081
Payments of Stock Issuance Costs					695,185
Common Stock, Capital Shares Reserved for Future Issuance							10,000,000
Shares Issued, Price Per Share							$ 0.33
Stock Issued During Period, Value, New Issues					1,124,834
Payment of Financing and Stock Issuance Costs					52,568
Interest Paid					25,081
Interest Payable					$ 42,722
Original Issue Shares Cancelled to Satisfy a Requirement for FINRA Approval [Member]
Stockholder's Equity (Details) [Line Items]
Stockholders' Equity, Other Shares						6,000,000